Consolidated Statements of Stockholders' Equity - USD ($)	Management [Member] Additional Paid-in Capital [Member]	Management [Member]	Common Stock [Member] Cashless Exercise of Warrants [Member]	Common Stock [Member] Shares Held For Issuance [Member] The Fresh Diet [Member]	Common Stock [Member] The Fresh Diet [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Cashless Exercise of Warrants [Member]	Additional Paid-in Capital [Member] Shares Held For Issuance [Member] The Fresh Diet [Member]	Additional Paid-in Capital [Member] Organic Food Brokers [Member]	Additional Paid-in Capital [Member] The Fresh Diet [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Cashless Exercise of Warrants [Member]	Shares Held For Issuance [Member] The Fresh Diet [Member]	Organic Food Brokers [Member]	The Fresh Diet [Member]	Total
Balance at Dec. 31, 2012						$ 602					$ 6,329,553	$ 68,336	$ (99)	$ (5,177,106)						$ 1,221,286
Balance (in Shares) at Dec. 31, 2012						6,023,801							304
Common stock issued for conversion of notes payable and accrued interest						$ 118					293,308									$ 293,426
Common stock issued for conversion of notes payable and accrued interest (in Shares)						1,173,712														1,173,712
Common stock issued, previously subscribed						$ 28					75,637	$ (68,336)								$ 7,329
Common stock issued, previously subscribed (in Shares)						279,310										255,633				279,310
Common stock issued for the cashless exercise of warrants						$ 26					(26)									$ 26
Common stock issued for the cashless exercise of warrants (in Shares)						255,633
Common stock repurchased													$ (100,000)							$ (100,000)
Common stock repurchased (in Shares)													400,000							400,000
Stock options issued											178,183									$ 178,183
Discount on notes payable											826,238									826,238
Income (Loss) for the year														(1,486,257)						(1,486,257)
Balance at Dec. 31, 2013						$ 774					7,702,893		$ (100,099)	(6,663,363)						$ 940,205
Balance (in Shares) at Dec. 31, 2013						7,732,456							400,304							7,732,456
Common stock issued for conversion of notes payable and accrued interest						$ 84					211,483									$ 211,567
Common stock issued for conversion of notes payable and accrued interest (in Shares)						846,263
Common stock issued, previously subscribed						$ 17					65,818									$ 65,835
Common stock issued, previously subscribed (in Shares)						175,000										16,203				175,000
Common stock issued to service provider						$ 2					17,591									$ 17,593
Common stock issued to service provider (in Shares)						17,248														17,248
Common stock sold for cash						$ 159					1,584,841									$ 1,585,000
Common stock sold for cash (in Shares)						1,585,000														1,585,000
Common stock issued for the cashless exercise of warrants			$ 2			$ 100	$ (2)				349,900									$ 350,000
Common stock issued for the cashless exercise of warrants (in Shares)			16,203			1,001,819														16,202
Common stock repurchased													$ (60,000)							$ (60,000)
Common stock repurchased (in Shares)													85,950							85,950
Stock options issued	$ 265,995	$ 265,995							$ 71,349		42,787							$ 71,349		$ 42,787
Stock issued for exercise of options						$ 2					6,998									7,000
Stock issued for exercise of options (in Shares)						20,000										20,000
Value of RSU's recognized during the period											886,516									886,516
Shares issued in acquisition of The Fresh Diet				$ 311	$ 689			$ 4,353,777		$ 9,645,223							$ 4,354,088		$ 9,645,912	14,000,000
Shares issued in acquisition of The Fresh Diet (in Shares)				3,110,063	6,889,937														6,889,937
Discount on notes payable											732,565									732,565
Income (Loss) for the year														(3,732,132)	$ 1,184					(3,730,948)
Balance at Dec. 31, 2014						$ 2,140					$ 25,937,734		$ (160,099)	$ (10,395,495)	$ 1,184					$ 15,385,464
Balance (in Shares) at Dec. 31, 2014						21,393,989							486,254							21,393,989
Common stock issued, previously subscribed																				$ 400,000
Common stock repurchased																				$ (4,354,088)
Common stock repurchased (in Shares)																			3,110,063	3,110,063
Income (Loss) for the year																				$ (2,016,654)
Balance at Mar. 31, 2015																				$ 14,928,028
Balance (in Shares) at Mar. 31, 2015																				23,173,447